Business Combinations and Investments - Financing (Details) (USD $)	Aug. 22, 2011
Debt Instrument [Line Items]
Secured Credit Facility Maximum Borrowing Amount	$ 1,400,000,000
Senior Secured Debt [Member]
Debt Instrument [Line Items]
Secured Debt	1,100,000,000
Term Loan [Member] | Senior Secured Debt [Member]
Debt Instrument [Line Items]
Secured Credit Facility Maximum Borrowing Amount	700,000,000
Revolving [Member] | Senior Secured Debt [Member]
Debt Instrument [Line Items]
Secured Credit Facility Maximum Borrowing Amount	$ 700,000,000